Note 15 - Segmented Information	9 Months Ended
Sep. 30, 2018
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]
15.	SEGMENTED INFORMATION

The Company operates
two
distinct reportable business segments as follows:

Print-based English Language Learning: Lingo Learning is a print-based publisher of English language learning textbook programs in China. It earns significantly higher royalties from Licensing Sales compared to Finished Product Sales.

Online English Language Learning: ELL Technologies is a global web-based educational technology (“EdTech”) English language learning training and assessment company. It earns training revenue by developing and hosting online English language learning solutions for its customers, both off the shelf and customized solutions.

The company reports an aggregate revenue number that incorporates all revenues generated from print-based and online-based segments. The revenue of print-based is the royalty income from People’s Education & Audio Visual Press. The revenue of online-based is from licensing revenue to the Company’s online English Education programs.

Transactions between operating segments are recorded at the exchange amount and eliminated upon consolidation.

Segmented
I
nformation
(B
efore
O
ther
F
inancial
I
tems
Below)

September 30 , 201 8	Online English Language Learning	Print-Based English Language Learning	Total
Segmented assets	$260,098	$1,124,783	$1,384,881
Segmented liabilities	237,912	732,691	970,603
Segmented revenue	297,022	930,010	1,227,032
Segmented direct costs	98,870	68,315	167,185
Segmented selling, general & administrative	608,826	319,537	928,363
Segmented profit / (loss)	(533,255)	391,403	(141,852)

September 30 , 201 7	Online English Language Learning	Print-Based English Language Learning	Total
Segmented assets	$5,473,679	$1,200,393	$6,674,072
Segmented liabilities	250,512	342,480	592,992
Segmented revenue	1,066,887	954,919	2,021,806
Segmented direct costs	86,703	67,138	153,841
Segmented selling, general & administrative	450,733	430,287	881,020
Segmented intangible amortization	972,667	-	972,667
Segmented other expense	532	148,392	149,368
Segmented income (loss)	(444,192)	309,102	(135,090)
Segmented intangible addition	1,740,001	-	1,740,001

Other Financial Items	2018	2017
Online English Language Learning segmented income (loss)	$(533,255)	$(444,192)
Print-Based English Language Learning segmented income	391,403	309,102
Foreign exchange	48,988	(195,572)
Interest expense and other financial expense	(43,032)	(31,524)
Share-based payment	(87,539)	(65,560)
Other comprehensive income (loss)	(3,579)	(1,767)
Total Comprehensive Income	$(227,014)	$(429,513)

Revenue by Geographic Region

	2018	2017	2016
Latin America	$240,695	$1,000,845	$835,943
China	952,090	968,805	1,553,718
Other	34,247	52,156	69,251
	$1,227,032	$2,021,806	$2,458,912

Identifiable Assets by Geographic Region

	2018	2017	201 6
Canada	$1,378,026	$6,674,072	$6,948,988
China	6,855	-	7,262
	$1,384,881	$6,674,072	$6,956,250